Long-term Debt, Annual Maturities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Maturities of Long-Term Debt [Line Items]
2018	$ 39,826
2019	31,387
2020	16,343
2021	27,745
2022	18,477
Thereafter	91,242
Total	225,020	$ 255,077
Increase in Long-term Debt	(30,100)
Parent Company [Member]
Maturities of Long-Term Debt [Line Items]
Total	146,130	133,920
Parent Company [Member] | Senior Debt [Member]
Maturities of Long-Term Debt [Line Items]
2018	7,987
2019	6,816
2020	13,323
2021	18,027
2022	18,284
Thereafter	53,081
Total	117,518
Parent Company [Member] | Senior Subordinated Notes [Member]
Maturities of Long-Term Debt [Line Items]
2018	613
2019	0
2020	0
2021	0
2022	0
Thereafter	26,519
Total	27,132
Parent Company [Member] | Junior Subordinated Debt [Member]
Maturities of Long-Term Debt [Line Items]
2018	0
2019	0
2020	0
2021	0
2022	0
Thereafter	1,668
Total	1,668
Parent Company [Member] | Long-Term Debt Parent [Member]
Maturities of Long-Term Debt [Line Items]
2018	8,600
2019	6,816
2020	13,323
2021	18,027
2022	18,284
Thereafter	81,268
Total	146,318	134,082
Wells Fargo Bank, National Association and other bank entities [Member]
Maturities of Long-Term Debt [Line Items]
2018	30,354
2019	23,381
2020	3,020
2021	8,715
2022	193
Thereafter	9,575
Total	75,238	116,419
Wells Fargo Bank, National Association and other bank entities [Member] | Senior Debt [Member]
Maturities of Long-Term Debt [Line Items]
2018	27,612
2019	22,369
2020	2,011
2021	8,487
2022	42
Thereafter	197
Total	60,718
Wells Fargo Bank, National Association and other bank entities [Member] | Senior Subordinated Notes [Member]
Maturities of Long-Term Debt [Line Items]
2018	0
2019	0
2020	0
2021	0
2022	0
Thereafter	5,408
Total	5,408
Wells Fargo Bank, National Association and other bank entities [Member] | Junior Subordinated Debt [Member]
Maturities of Long-Term Debt [Line Items]
2018	0
2019	0
2020	0
2021	0
2022	0
Thereafter	342
Total	342
Wells Fargo Bank, National Association and other bank entities [Member] | Securitizations and Other Bank Debt [Member]
Maturities of Long-Term Debt [Line Items]
2018	2,742
2019	1,012
2020	1,009
2021	228
2022	151
Thereafter	3,628
Total	8,770
Other Consolidated Subsidiaries [Member]
Maturities of Long-Term Debt [Line Items]
2018	872
2019	1,190
2020	0
2021	1,003
2022	0
Thereafter	399
Total	3,464	$ 4,576
Other Consolidated Subsidiaries [Member] | Senior Debt [Member]
Maturities of Long-Term Debt [Line Items]
2018	799
2019	1,190
2020	0
2021	1,003
2022	0
Thereafter	399
Total	3,391
Other Consolidated Subsidiaries [Member] | Junior Subordinated Debt [Member]
Maturities of Long-Term Debt [Line Items]
2018	0
2019	0
2020	0
2021	0
2022	0
Thereafter	0
Total	0
Other Consolidated Subsidiaries [Member] | Securitizations and Other Bank Debt [Member]
Maturities of Long-Term Debt [Line Items]
2018	73
2019	0
2020	0
2021	0
2022	0
Thereafter	0
Total	$ 73